Document and Entity Information	Jul. 17, 2019
Document and Entity Information
Entity Registrant Name	ALLIANCE DATA SYSTEMS CORP
Entity Central Index Key	0001101215
Document Type	8-K
Document Period End Date	Jul. 17, 2019
Amendment Flag	false
Entity Emerging Growth Company	false